Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events

Note 35 — Subsequent events

On February 26, 2024, we issued an aggregate of 500,000 Class B Ordinary Shares under the 2022 Plan to members of our Advisory Board and Christopher Paul Gardner, our director.

On February 29, 2024, we issued 100,000 Class B Ordinary Shares under the 2022 Plan to a member of our Advisory Board.

On February 29, 2024, Daniel Joseph McClory, our Executive Chairman and director, purchased 2,250,000 Class A Ordinary Shares, in a private transaction pursuant to a share purchase agreement, dated as of February 29, 2024, between Mr. McClory and Niteroi SpA, for $1,500,000. The price for the Class A Ordinary Shares is required to be paid in two payments of $375,000, one on or before March 4, 2024, and one on or before March 18, 2024, respectively, and one payment of $750,000 on September 30, 2024. As a condition to the purchase, the Company was required to consent to the transfer of the Class A Ordinary Shares and the waiver of any applicable transfer restrictions. The Class A Ordinary Shares were transferred to Mr. McClory on February 29, 2024.

On February 29, 2024, Mr. McClory also purchased 2,300,000 Class A Ordinary Shares in a private transaction pursuant to a share purchase agreement, dated as of February 29, 2024, between Mr. McClory and Alessandro Aleotti, our former Chief Strategy Officer and director, for $1,537,500. The price for the Class A Ordinary Shares is required to be paid in two payments of $375,000, one on or before March 4, 2024, and one on or before March 18, 2024, respectively, and one payment of $787,500 on September 30, 2024. As a condition to the purchase, the Company was required to consent to the transfer of the Class A Ordinary Shares and the waiver of any applicable transfer restrictions. The Class A Ordinary Shares were transferred to Mr. McClory on February 29, 2024.

On March 4, 2024, we entered into a consulting agreement with Dicey Perrine, our Head of US Operations, pursuant to which we issued Ms. Perrine 300,000 Class B Ordinary Shares under the 2022 Plan.

On March 25, 2024, Marco Sala sold his 100,000 Class A Ordinary Shares in a private transaction, which converted to 100,000 Class B Ordinary Shares upon transfer.

On April 3, 2024, Daniel Joseph McClory transferred 4,550,000 Class A Ordinary Shares to BREA Holdings, LLC, a limited liability company Mr. McClory organized for the purpose of holding the 4,550,000 Class A Ordinary Shares he acquired on February 29, 2024.

On April 4, 2024, Alessandro Aleotti resigned from his positions with the Company as a member of the board of directors and as Chief Strategy Officer. Mr. Aleotti’s resignation was not a result of any disagreement with the Company on any matter relating to the Company’s operations, policies or practices.

On April 16, 2024, Alessandro Aleotti and Niteroi Spa each converted 250,000 Class A Ordinary Shares to 250,000 Class B Ordinary Shares.

On April 18, 2024, BREA Holdings, LLC converted 1,000,000 Class A Ordinary Shares to 1,000,000 Class B Ordinary Shares.

On April 30, 2024, we issued 50,000 Class B Ordinary Shares to a consultant under the 2022 Plan.

On June 24, 2024, we issued 35,000 Class B Ordinary Shares to each of Abhi Mathews, our director and Chief Information Officer, Federico Pisanty, our director and Head of International Business Development, and Giuseppe Pirola, our director and Head of Volleyball Operations, and 10,000 Class B Ordinary Shares to Goran Pandev, our director and Head of Football Operations Balkan Region, under the 2022 Plan.

As of June 30, 2024, we had cash and cash equivalents of €442,436 (approximately $474,972) due to our operations and acquisitions as compared to our cash and cash equivalents of €2,293,518 (approximately $2,479,981) as of December 31, 2023.